Fair value of financial assets and liabilities - Text Details (Detail) - EPDSolutionsLtd[Member]	Dec. 31, 2020
Fair value of financial assets and liabilities [Line Items]
Percentage points increase for every milestone	10
Percentage points decrease for every milestone	10
Basis points increase in discount rate	100
Basis points decrease in discount rate	100
Bottom of range [member]
Fair value of financial assets and liabilities [Line Items]
Milestones and discount rates	7
Bottom of range [member] | Milestone [member]
Fair value of financial assets and liabilities [Line Items]
Change in fair value of contingent consideration	(10.00%)
Bottom of range [member] | Discount rates [member]
Fair value of financial assets and liabilities [Line Items]
Change in fair value of contingent consideration	(3.00%)
Top of range [member]
Fair value of financial assets and liabilities [Line Items]
Milestones and discount rates	9
Top of range [member] | Milestone [member]
Fair value of financial assets and liabilities [Line Items]
Change in fair value of contingent consideration	9.00%
Top of range [member] | Discount rates [member]
Fair value of financial assets and liabilities [Line Items]
Change in fair value of contingent consideration	4.00%